Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.77%
Alabama–3.35%

Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	$195	$ 58,500

Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	16,833,513
Black Belt Energy Gas District (The);

Series 2022 C-1, RB(b)	5.25%	06/01/2029	10,000	10,448,364

Series 2024 A, RB(b)	5.25%	09/01/2032	2,805	3,011,391

Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	4,500	4,781,631

Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	155	146,826

Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,487,649
Jefferson (County of), AL;

Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,642,049

Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	9,000	9,568,473

Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,395,274

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	5,000	5,138,791

Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	188,942

Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(b)	5.00%	05/01/2032	10,000	10,513,791

Southeast Energy Authority A Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	2,000	2,063,930

Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,352,126

				81,631,250

Alaska–0.00%

Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(c)	5.88%	12/01/2027	600	8,034

Arizona–2.08%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);

Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	679,449

Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	926,393

Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	995,863

Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	507,282

Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,801,169

Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,110,354
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);

Series 2018, RB(d)	5.00%	05/01/2048	1,100	605,000

Series 2018, RB(d)	5.00%	05/01/2051	1,000	550,000

Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(e)	5.00%	06/01/2058	570	580,818

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,884,715

Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(b)	3.80%	06/15/2028	5,000	4,963,645

Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	267	253,818
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);

Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	81,528

Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	145,738

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2049	1,400	1,342,038

Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	167	165,491

Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	390	374,974

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,202,459

Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,605,289

Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,575	1,562,601

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);

Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	$550	$ 564,328

Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,036,312

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	836,706
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));

Series 2019, RB	5.13%	07/01/2039	195	186,216

Series 2019, RB	5.25%	07/01/2049	240	220,875

Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	685	607,894

Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	15,220	16,601,853
Salt Verde Financial Corp.;

Series 2007, RB	5.50%	12/01/2029	100	105,079

Series 2007, RB	5.00%	12/01/2032	3,000	3,120,929

				50,618,816

Arkansas–0.14%

Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	1,901,627

Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,480	1,480,000

				3,381,627

California–10.59%

Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,490,744
California (State of);

Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	10,392,064

Series 2018, GO Bonds	5.00%	10/01/2047	13,500	13,759,948

Series 2020, GO Bonds	4.00%	03/01/2050	2,600	2,546,587

Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,500	1,627,097

Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,303,275

California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	10,000	10,595,618
California (State of) Community Choice Financing Authority (Green Bonds);

Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,398,447

Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,232,119

California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	23,173,233

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	10	10,000
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);

Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,714,903

Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,423,319

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,820	1,830,269

California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	10,000	10,647,124

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,500	1,400,297
California (State of) Health Facilities Financing Authority (Sutter Health);

Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,237,199

Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,030,567

California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	6,965	6,847,952

California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,477	3,437,730

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(e)	5.00%	05/15/2043	4,250	4,377,751

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	810	819,485
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);

Series 2014 A, Ref. RB (INS - AGM)(e)	5.00%	08/01/2032	1,450	1,451,687

Series 2014 A, Ref. RB (INS - AGM)(e)	5.00%	08/01/2033	885	885,991

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	178,935

Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,132,249

Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(h)	0.00%	06/01/2057	345,750	20,885,202

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,219,047

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;

Series 2017 A, RB	5.00%	07/01/2042	$5,000	$ 5,160,095

Series 2022, RB(i)	5.00%	07/01/2042	25,000	27,413,975

Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,511,694
M-S-R Energy Authority;

Series 2009 B, RB	7.00%	11/01/2034	10,000	12,050,217

Series 2009 B, RB	6.50%	11/01/2039	9,820	12,155,032

Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(j)	5.00%	08/01/2042	4,500	2,598,255
Oxnard (City of), CA Financing Authority;

Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2032	1,250	1,250,690

Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2033	1,500	1,500,816

Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2034	850	850,442
Poway Unified School District Public Financing Authority;

Series 2015 B, Ref. RB (INS - BAM)(e)	5.00%	09/01/2033	1,725	1,753,627

Series 2015 B, Ref. RB (INS - BAM)(e)	5.00%	09/01/2034	3,075	3,126,402
Sacramento (City of), CA Municipal Utility District (Green Bonds);

Series 2024 M, RB	5.00%	11/15/2049	4,200	4,626,827

Series 2024 M, RB	5.00%	11/15/2054	2,100	2,296,084
San Diego (County of), CA Regional Airport Authority;

Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,267,046

Series 2021 A, RB (INS - AGM)(e)	5.00%	07/01/2051	15,000	15,927,756

Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(e)	5.00%	09/01/2035	1,880	1,913,706
Transbay Joint Powers Authority (Green Bonds);

Series 2020 A, RB	5.00%	10/01/2045	1,000	1,009,451

Series 2020 A, RB	5.00%	10/01/2049	1,000	1,003,156

Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(e)(h)	0.00%	08/01/2044	8,990	3,340,835

				257,804,945

Colorado–3.81%

Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,241,583

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2037	550	565,290

Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,023,781

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2043	2,000	1,925,223

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,407,531
Colorado (State of) Health Facilities Authority (CommonSpirit Health);

Series 2022, RB	5.25%	11/01/2052	7,500	7,928,036

Series 2024 A, Ref. RB	5.25%	12/01/2054	8,415	9,002,019
Denver (City & County of), CO;

Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	12,808,587

Series 2022 B, RB	5.25%	11/15/2053	10,000	10,788,825

Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,602,761

E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(e)(h)	0.00%	09/01/2025	125	119,252

Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(e)	5.00%	12/01/2043	1,605	1,664,643
Hunters Overlook Metropolitan District No. 5;

Series 2019 A, GO Bonds	5.00%	12/01/2039	874	832,780

Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,238,299

Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,071	2,023,337
Public Authority for Colorado Energy;

Series 2008, RB	6.25%	11/15/2028	1,495	1,561,149

Series 2008, RB	6.50%	11/15/2038	1,920	2,300,111

Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGM)(e)	5.00%	12/01/2047	6,165	6,228,442
Tender Option Bond Trust Receipts/Certificates;

Series 2022, VRD RB(f)(k)	3.51%	05/01/2038	5,000	5,000,000

Series 2022, VRD RB(f)(k)	3.51%	05/01/2046	6,000	6,000,000

Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2050	1,500	1,541,372

				92,803,021

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.81%

Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	$6,125	$ 5,774,355

Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	12,430	10,623,467

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(g)	5.13%	10/01/2036	500	60,000

Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	08/15/2030	625	653,167

Mashantucket Western Pequot Tribe; Series 2013, RB(c)	6.05%	07/01/2031	11,260	2,505,364

				19,616,353

District of Columbia–3.00%
District of Columbia;

Series 2020 A, RB	4.00%	03/01/2045	4,335	4,242,817

Series 2023 A, RB	5.25%	05/01/2048	5,245	5,736,856
District of Columbia Tobacco Settlement Financing Corp.;

Series 2001, RB	6.75%	05/15/2040	3,675	3,793,411

Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	14,796,263
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);

Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,144,889

Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	9,141,431

Washington (State of) Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	24,630,502

Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,451,729

				72,937,898

Florida–6.44%

Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,689,951

Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	290	278,979

Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	120	120,058

Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,823,326

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	16,290,481

Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,650,345

Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,047,033
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);

Series 2019 A, RB	5.00%	12/15/2049	455	417,237

Series 2019 A, RB	5.00%	12/15/2054	320	289,439
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);

Series 2018 A, RB(f)	5.38%	06/15/2038	255	251,660

Series 2018 A, RB(f)	5.38%	06/15/2048	480	451,351

Chapel Creek Community Development District; Series 2006 A, RB(c)(g)	5.50%	05/01/2038	1,175	787,250

Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(c)(g)(l)	5.50%	05/01/2037	826	470,787

Creekside Community Development District; Series 2006, RB(c)(g)	5.20%	05/01/2038	2,280	1,071,600

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,093,190

Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	75	75,041

Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	218	191,809

Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	15	15,067

JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	10,000	11,099,563

Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	170,076
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);

Series 2018 A, RB(f)	5.50%	07/15/2048	565	518,105

Series 2018 A, RB(f)	5.75%	07/15/2053	600	578,626

Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	5,000	5,011,974

Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	965	965,549

Magnolia Creek Community Development District; Series 2007 A, RB(c)	5.90%	05/01/2039	195	180,335

Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	65	65,418

Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,762,022

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;

Series 2009, RB (INS - BAM)(e)(h)	0.00%	10/01/2042	$6,925	$ 3,005,857

Series 2019 B, RB	4.00%	10/01/2049	17,745	16,717,444

Series 2021, RB	4.00%	10/01/2051	5,000	4,678,214

Series 2024 A, RB	5.25%	10/01/2054	6,870	7,468,245
Miami-Dade (County of), FL Transit System;

Series 2020 A, RB	4.00%	07/01/2048	12,185	11,394,854

Series 2020 A, RB	4.00%	07/01/2050	5,000	4,631,933

Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,198,541

Naturewalk Community Development District; Series 2007 A, RB(c)(g)	5.50%	05/01/2038	335	127,300

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	10,000	9,321,738

Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,098,438

Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,094,682
Palace Coral Gables Community Development District;

Series 2011, RB	5.00%	05/01/2032	350	350,134

Series 2011, RB	5.63%	05/01/2042	1,000	1,000,397
Reunion East Community Development District;

Series 2002 A-2, RB(c)(g)	7.38%	05/01/2033	860	9

Series 2005, RB(c)(g)	5.80%	05/01/2036	810	8

Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,009
South Bay Community Development District;

Series 2005 A, RB(c)(g)	5.95%	05/01/2036	1,645	16

Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,535	1,538,598

Series 2005 A-2, Ref. RB(c)(g)	6.60%	05/01/2036	1,095	547,500

Series 2005 B-2, Ref. RB(c)(g)	6.60%	05/01/2025	935	467,501
Tampa (City of), FL;

Series 2020 A, RB(h)	0.00%	09/01/2033	210	139,842

Series 2020 A, RB(h)	0.00%	09/01/2034	880	560,640

Series 2020 A, RB(h)	0.00%	09/01/2035	750	456,699

Series 2020 A, RB(h)	0.00%	09/01/2036	850	492,510

Series 2020 A, RB(h)	0.00%	09/01/2037	825	452,668

Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	544,454

Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	491,512

Villages of Avignon Community Development District (The); Series 2007 A, RB(c)(g)	5.40%	05/01/2037	250	12,500

Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,230	3,231,218

Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,595	1,599,353
Waterstone Community Development District;

Series 2007 A, RB(g)(j)	6.88%	05/01/2037	146	98,588

Series 2007 B, RB(g)(h)	0.00%	11/01/2028	693	491,467
West Villages Improvement District (Develepmont Unit No. 2);

Series 2005 A-1, RB	5.75%	05/01/2036	2,625	2,627,321

Series 2005 A-2, RB(c)(g)	5.75%	05/01/2036	2,925	1,696,500

Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	365	365,177

Westside Community Development District; Series 2019-2, RB(g)	5.65%	05/01/2037	525	427,307
Wildwood (City of), FL Village Community Development Disctrict No. 15;

Series 2023, RB(f)	5.00%	05/01/2043	1,500	1,521,241

Series 2023, RB(f)	5.25%	05/01/2054	1,000	1,020,896

Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $973,791)(c)(g)(l)	5.63%	05/01/2037	979	489,330

				156,741,913

Georgia–2.86%

Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2023 B-1, RB	5.00%	07/01/2053	6,750	7,167,438

Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	490	360,200

Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,789,032

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,799,824

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College);

Series 2018 A, RB	5.75%	12/01/2033	$1,155	$ 1,149,161

Series 2018 A, RB	6.00%	12/01/2038	2,260	2,240,589

Series 2018 A, RB	6.25%	12/01/2048	5,565	5,455,679

Series 2018 A, RB	6.50%	12/01/2053	3,205	3,205,118
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);

Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,019,953

Series 2019, RB	4.00%	07/01/2049	11,150	10,274,423
Main Street Natural Gas, Inc.;

Series 2019 A, RB	5.00%	05/15/2043	1,040	1,046,269

Series 2023 B, RB(b)	5.00%	03/01/2030	5,000	5,255,595

Series 2023 C, RB(b)	5.00%	09/01/2030	5,000	5,252,787

Series 2024 A, RB(b)	5.00%	09/01/2031	5,435	5,748,820

Series 2024 B, RB(b)	5.00%	03/01/2032	5,000	5,305,707
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);

Series 2018 A-1, RB	6.13%	12/01/2038	880	850,114

Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,121,304

Series 2018 A-1, RB	6.38%	12/01/2053	1,030	940,606

Series 2018 A-2, RB(b)	5.50%	12/01/2028	690	643,626

				69,626,245

Guam–0.17%

Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	2,500	2,512,282

Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,527,461

				4,039,743

Illinois–6.61%

Chicago (City of), IL; Series 2012, RB (INS - BAM)(e)	4.00%	01/01/2042	1,200	1,200,015
Chicago (City of), IL (O’Hare International Airport);

Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,512,522

Series 2017 D, RB	5.00%	01/01/2052	3,000	3,034,859

Series 2018 B, RB	5.00%	01/01/2053	10,500	10,765,236

Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,041,476
Chicago (City of), IL Board of Education;

Series 1998 B-1, GO Bonds (INS - NATL)(e)(h)	0.00%	12/01/2024	915	895,487

Series 1999 A, GO Bonds (INS - NATL)(e)(h)	0.00%	12/01/2024	1,405	1,375,038

Series 2015 C, GO Bonds	5.25%	12/01/2035	4,010	4,011,444

Series 2016, RB	6.00%	04/01/2046	4,300	4,501,707

Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2026	775	791,179

Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2028	2,250	2,324,685

Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2031	1,000	1,036,043

Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2034	1,205	1,248,094

Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,191,217
Chicago (City of), IL Transit Authority;

Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,352

Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,170,705

Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,333,765

Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - BAM)(e)	7.13%	06/01/2024	385	385,000

Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	275	270,533

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	630	582,387
Harvey (City of), IL;

Series 2008, RB	6.88%	08/01/2028	2,310	2,099,789

Series 2023 A, GO Bonds	4.50%	01/01/2054	3,585	2,719,774

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);

Series 2014, GO Bonds	5.00%	04/01/2025	$2,000	$ 2,001,550

Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,525,961

Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,110,250

Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,716,812

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,828,912

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,153,080

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	788,198

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,253,009

Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,060,883

Series 2024 B, GO Bonds	5.25%	05/01/2045	3,000	3,233,001

Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,601,185
Illinois (State of) Regional Transportation Authority;

Series 2018 B, RB	4.00%	06/01/2043	1,365	1,274,566

Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	16,807,526
Illinois (State of) Sports Facilities Authority;

Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2032	2,000	2,005,883

Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2028	2,520	2,617,736

Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2029	1,455	1,528,114

Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2030	245	256,457
Illinois (State of) Toll Highway Authority;

Series 2020 A, RB	5.00%	01/01/2045	21,090	22,285,463

Series 2021 A, RB	4.00%	01/01/2046	7,785	7,363,259
Jefferson County Township High School District No. 201;

Series 2012 A, GO Bonds	6.50%	12/30/2027	895	975,938

Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,063,702

Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,359,975

Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,709	1,709,874

Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,013,735

Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	337	318,630

Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(e)	5.25%	01/01/2048	5,000	5,195,574

Southwestern Illinois Development Authority; Series 2006, RB(c)	5.63%	11/01/2026	890	667,500
Stephenson County School District No. 145 Freeport;

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	219,496

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	141,105

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	167,235

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	40	41,809

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	30	31,357

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	25	26,131

Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2032	905	951,951

Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2033	660	692,497

Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2034	590	618,380

Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,828	1,727,026

				160,845,067

Indiana–0.50%

Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,535	2,965,330

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,635,639

Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,624,260

				12,225,229

Iowa–0.92%

Iowa (State of) Finance Authority; Series 2007, RB(c)	5.90%	12/01/2028	400	5,356

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,904,270

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,785	8,101,705

Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	5.00%	08/15/2028	1,685	1,685,623

Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,316,241

Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	50	49,430

PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	5,190	5,282,657

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)

Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	$1,000	$ 1,036,239

				22,381,521

Kentucky–2.24%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);

Series 2016 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2031	5,000	5,080,697

Series 2016 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2033	11,525	11,656,836

Series 2016 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2034	5,000	5,039,128
Kentucky (Commonwealth of) Property & Building Commission (No. 115);

Series 2017, RB	5.00%	04/01/2037	2,500	2,583,079

Series 2017, RB (INS - BAM)(e)	5.00%	04/01/2038	2,500	2,583,868
Kentucky (Commonwealth of) Property & Building Commission (No. 119);

Series 2018, RB	5.00%	05/01/2035	1,500	1,571,502

Series 2018, RB	5.00%	05/01/2036	1,170	1,225,149

Series 2018, RB	5.00%	05/01/2037	4,605	4,820,040
Kentucky (Commonwealth of) Public Energy Authority;

Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	14,793,193

Series 2024 A, RB(b)	5.00%	07/01/2030	5,000	5,227,036

				54,580,528

Louisiana–1.52%

Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	3,048

Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,536,158
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);

Series 2017, Ref. RB	5.00%	07/01/2032	395	316,000

Series 2017, Ref. RB	5.00%	07/01/2033	300	240,000

Series 2017, Ref. RB	5.00%	07/01/2037	345	276,000

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2046	7,500	7,531,753

Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.25%	07/01/2053	15,000	16,056,808

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,157,019
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);

Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2043	700	718,343

Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2048	1,280	1,304,952
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);

Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	1,995,039

Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,899,426

				37,034,546

Maryland–0.53%

Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	5,000	4,806,244

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,513,130
Maryland (State of) Health & Higher Educational Facilities Authority;

Series 2001, RB (INS - AMBAC)(e)	5.00%	07/01/2034	5	5,037

Series 2016, Ref. RB	5.00%	06/01/2036	400	404,469

Maryland Economic Development Corp. (University of Maryland College Park); Series 2016, Ref. RB (INS - AGM)(e)	5.00%	06/01/2035	4,530	4,628,105

Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,490	1,497,217

				12,854,202

Massachusetts–1.43%

Massachusetts (Commonwealth of); Series 2016-XF0530, Ctfs. Of Obligation(i)	5.00%	12/01/2035	20,000	20,672,026
Massachusetts (Commonwealth of) Development Finance Agency;

Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,030,471

Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,577,464

Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(i)	4.00%	06/01/2050	10,000	9,518,112

				34,798,073

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–2.69%

Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(e)	7.50%	07/01/2033	$60	$ 60,155
Detroit (City of), MI Downtown Development Authority (Catalyst Development);

Series 2018 A, Ref. RB (INS - AGM)(e)	5.00%	07/01/2043	150	149,991

Series 2018 A, Ref. RB (INS - AGM)(e)	5.00%	07/01/2048	1,350	1,309,731
Michigan (State of);

Series 2020 B, RB	4.00%	11/15/2045	10,000	9,765,131

Series 2021, RB	4.00%	11/15/2046	6,000	5,827,459
Michigan (State of) Finance Authority;

Series 2005 A, RB	6.00%	12/01/2035	1,155	1,111,447

Series 2008 C, RB(h)	0.00%	06/01/2058	289,275	8,805,329

Series 2014, Ref. RB(a)(b)(f)	6.75%	07/01/2024	1,945	1,948,261

Series 2014, Ref. RB(a)(b)(f)	6.75%	07/01/2024	2,270	2,273,806

Series 2014, Ref. RB(f)	6.75%	07/01/2044	1,785	1,744,454
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);

Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,000,583

Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,451,585

Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,000,639

Series 2014 D-6, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	1,000	1,000,788

Series 2014 D-6, Ref. RB (INS - NATL)(e)	5.00%	07/01/2026	895	895,593

Series 2014 D-6, Ref. RB (INS - NATL)(e)	5.00%	07/01/2027	930	930,742

Series 2015 C, RB	5.00%	07/01/2034	2,200	2,220,622

Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	455	450,657

Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	625,034

Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN(c)	5.85%	08/31/2027	6,074	5,467,503
Plymouth Educational Center Charter School;

Series 2005, Ref. RB(g)	5.38%	11/01/2030	400	244,000

Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	808,250

Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,148
Walled Lake Consolidated School District;

Series 2019, GO Bonds	4.00%	05/01/2039	600	602,987

Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,224,409

Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,496,447

Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2021 A, RB	5.00%	12/01/2046	10,000	10,545,869

				65,461,620

Minnesota–0.18%

Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	964,188

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,335,107

Minnesota (State of) Higher Education Facilities Authority (Trustees of the Hamline University of Minnesota); Series 2017, Ref. RB	5.00%	10/01/2047	900	876,337

Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	323	313,962

				4,489,594

Mississippi–0.46%

Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,076,531

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,075,708

				11,152,239

Missouri–1.41%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);

Series 2005 A, RB(g)	7.05%	05/01/2027	60	52,896

Series 2007 A, RB(g)	5.75%	05/01/2026	550	497,957

Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	209,250

Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	400	392,864
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);

Series 2015, RB	5.00%	12/15/2040	580	548,159

Series 2015, RB	5.13%	12/15/2050	1,330	1,199,183

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)

Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	$3,700	$3,328,281

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	257,090

Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(c)(g)	5.75%	03/01/2029	250	137,500

Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	675	654,993

Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,575,983

Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	43,116

St. Louis (City of), MO; Series 2024, RB (INS - AGM)(e)	5.25%	07/01/2054	12,500	13,513,225
St. Louis (City of), MO (Abbey Condominiums);

Series 2006 A, RB(d)(g)	6.00%	08/04/2025	481	28,860

Series 2007, RB(g)	5.50%	05/29/2028	661	198,305

St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	3,250	3,269,074

St. Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	373	108,170

St. Louis (County of), MO (Ludwig Lofts); Series 2008, RN(d)(g)	6.69%	04/21/2029	1,080	183,600

St. Louis (County of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(d)(g)	6.00%	08/21/2026	545	43,600
St. Louis (County of), MO (Washington Park Redevelopment);

Series 2006, RB(d)(g)	6.00%	08/21/2026	846	101,520

Series 2006, RN(g)	5.50%	03/09/2027	1,879	357,010

Series 2007 A, RN(g)	5.50%	01/20/2028	703	267,140

Series 2007 B, RN(d)(g)	5.50%	01/20/2028	466	23,300

Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	1,301,600

Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB (Acquired 09/23/2011; Cost $287,597)(c)(g)(l)	5.75%	04/01/2027	320	28,800

				34,321,476

Montana–0.09%

Hardin (City of), MT; Series 2006, RB(d)(g)	6.25%	09/01/2031	11,710	2,224,900

Nebraska–0.94%

Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,446,013

Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	5,000	5,204,854
Omaha (City of), NE Public Power District;

Series 2021 A, RB (INS - AGM)(e)	4.00%	02/01/2051	6,000	5,750,833

Series 2023 A, RB	5.25%	02/01/2053	5,000	5,418,660

				22,820,360

Nevada–0.54%
Clark (County of), NV (Special Improvement District No. 128);

Series 2007 A, RB	5.00%	02/01/2026	130	130,075

Series 2007 A, RB	5.05%	02/01/2031	245	245,062

Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,580,717

Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(e)	5.00%	06/15/2036	5,280	5,587,436

Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,636,246

				13,179,536

New Hampshire–0.45%

Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(e)(h)	0.00%	01/01/2029	305	238,886

New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	3,457	3,288,415

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	4,976	4,616,122
New Hampshire (State of) Business Finance Authority (Vista (The));

Series 2019 A, RB(f)	5.25%	07/01/2039	410	379,363

Series 2019 A, RB(f)	5.63%	07/01/2046	230	209,825

Series 2019 A, RB(f)	5.75%	07/01/2054	570	512,422

New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(f)	5.63%	12/15/2033	1,800	1,826,198

				11,071,231

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–7.50%
Atlantic City (City of), NJ;

Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	03/01/2032	$250	$ 257,346

Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	03/01/2037	500	513,283
Casino Reinvestment Development Authority, Inc.;

Series 2014, Ref. RB (INS - AGM)(e)	5.00%	11/01/2030	2,000	2,010,002

Series 2014, Ref. RB (INS - AGM)(e)	5.00%	11/01/2032	2,000	2,008,418

Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,620,108

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,639,336
New Jersey (State of) Economic Development Authority;

Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	3,000	3,112,520

Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,000,238

Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,630,149

Series 2018 A, RB	5.00%	06/15/2042	3,500	3,577,583

Series 2018 A, RB	5.00%	06/15/2047	735	747,902

Series 2018 C, RB	5.00%	06/15/2031	4,855	5,058,596

New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	220	229,811

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	820	868,813

New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(e)	5.00%	07/01/2029	2,100	2,122,028

New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	10,000	10,837,580
New Jersey (State of) Transportation Trust Fund Authority;

Series 2004 A, RB (INS - NATL)(e)	5.75%	06/15/2024	11,570	11,576,140

Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	3,028,851

Series 2009 D, RB	5.00%	06/15/2032	5,015	5,034,170

Series 2016 A-1, RN	5.00%	06/15/2030	6,000	6,127,327

Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	6,811,939

Series 2018 A, Ref. RN	5.00%	06/15/2030	945	964,869

Series 2018 A, Ref. RN	5.00%	06/15/2031	880	897,492

Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,603,233

Series 2020 AA, RB	4.00%	06/15/2050	10,200	9,453,050

Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,507,877
New Jersey (State of) Turnpike Authority;

Series 2015 E, RB(a)	5.00%	01/01/2034	7,000	7,041,090

Series 2021 A, RB	4.00%	01/01/2042	2,000	2,004,476

Series 2021 A, RB	4.00%	01/01/2051	10,000	9,511,462
Tobacco Settlement Financing Corp.;

Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,683,451

Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,669,706

Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,737,578

Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,655,404

Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,261,626

Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,123,221

Series 2018 A, Ref. RB	5.25%	06/01/2046	6,000	6,180,516

Series 2018 B, Ref. RB	5.00%	06/01/2046	9,340	9,403,667

				182,510,858

New Mexico–0.01%

Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	208,628

New York–10.32%
Hudson Yards Infrastructure Corp.;

Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	8,800,702

Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	7,731,600
Metropolitan Transportation Authority;

Series 2024 A, Ref. RB	5.50%	11/15/2047	3,000	3,284,335

Series 2024 A, Ref. RB	5.25%	11/15/2049	5,000	5,354,238

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);

Series 2016 A-1, RB	5.25%	11/15/2056	$14,375	$ 14,583,680

Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,608,211

Series 2019 A, RB	5.00%	11/15/2045	10,065	10,349,538

New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,135,014
New York (City of), NY;

Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	10,950,108

Series 2024 D, GO Bonds	5.25%	04/01/2054	10,000	10,870,808

New York (City of), NY Municipal Water Finance Authority; Series 2018 EE, Ref. RB	5.00%	06/15/2040	10,160	10,567,951
New York (City of), NY Transitional Finance Authority;

Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,826,119

Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,779,028

Series 2022, RB	4.00%	02/01/2043	5,000	4,884,349

Series 2024, RB	5.25%	05/01/2049	3,400	3,716,966

Series 2024, RB	5.25%	05/01/2051	4,185	4,567,232
New York (State of) Dormitory Authority;

Series 2015 B, RB	5.00%	03/15/2033	10,000	10,143,240

Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,691,862

Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,151,344

Series 2020 D, Ref. RB	4.00%	02/15/2047	14,300	13,549,148

Series 2024 A, Ref. RB	5.50%	07/01/2054	7,500	8,424,895
New York (State of) Power Authority (Green Bonds);

Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,762,881

Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,684,790
New York (State of) Thruway Authority;

Series 2019 B, RB	4.00%	01/01/2050	5,000	4,662,633

Series 2019 B, RB	4.00%	01/01/2053	5,000	4,559,428

New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2053	7,000	7,405,959

New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,782,959

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	12,077,833

New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	60	61,156

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	283,696
New York State Urban Development Corp.;

Series 2020 A, RB	4.00%	03/15/2045	14,130	13,575,443

Series 2020 A, RB	4.00%	03/15/2049	10,000	9,428,393
New York Transportation Development Corp. (Terminal 4 JFK International Airport);

Series 2020 C, Ref. RB	5.00%	12/01/2036	2,205	2,356,619

Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,471,112
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);

Series 2022 A, RB	5.25%	05/15/2057	5,000	5,358,835

Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,633,828
TSASC, Inc.;

Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	4,687,870

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,522,642

				251,286,445

North Carolina–1.01%
Charlotte (City of), NC (Charlotte Douglas International Airport);

Series 2022 A, RB	4.00%	07/01/2052	10,000	9,472,886

Series 2022, RB	4.00%	07/01/2047	8,370	7,986,600

North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,167,808

				24,627,294

Ohio–2.32%
Buckeye Tobacco Settlement Financing Authority;

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	27,350	24,506,678

Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	4,437,434

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,449,716

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);

Series 2017, Ref. RB	5.50%	02/15/2052	$2,475	$ 2,504,081

Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,061,420

Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	5,860	5,608,505

Hamilton (County of), OH (Trihealth, Inc. Obligated); Series 2021, Ref. VRD RB(k)	2.30%	08/15/2051	2,500	2,500,000

Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,679,116

Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	934,142

University of Cincinnati; Series 2024 A, RB	5.25%	06/01/2054	6,275	6,734,169

				56,415,261

Oklahoma–0.13%

Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,193,724

Oregon–0.09%
Yamhill (County of), OR Hospital Authority (Friendsview);

Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,255,051

Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	867,724

				2,122,775

Pennsylvania–6.57%

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,919,232

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(e)	5.00%	08/01/2033	5,000	5,052,877
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);

Series 2019, RB	5.00%	12/01/2044	1,840	1,927,100

Series 2019, RB	4.00%	12/01/2049	1,350	1,277,085
Commonwealth Financing Authority;

Series 2018, RB	5.00%	06/01/2030	1,250	1,307,765

Series 2018, RB	5.00%	06/01/2032	3,000	3,137,382

Series 2018, RB	5.00%	06/01/2033	2,000	2,090,710

Series 2018, RB	5.00%	06/01/2034	1,760	1,838,972
Delaware (County of), PA Authority (Neumann University);

Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,425,935

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,308,252

Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,403,097

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,162,032

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,790,085
Pennsylvania (Commonwealth of);

First Series 2018-1, GO Bonds	5.00%	03/01/2032	10,000	10,547,108

First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,689,264

First Series 2018-1, GO Bonds (INS - BAM)(e)	4.00%	03/01/2036	4,175	4,244,666

Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,310,760
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);

Series 2016 A, Ref. RB (INS - AGM)(e)	5.00%	06/01/2032	5,000	5,116,229

Series 2016 A, Ref. RB (INS - AGM)(e)	5.00%	06/01/2033	5,000	5,116,229
Pennsylvania (Commonwealth of) Turnpike Commission;

First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,085,423

Series 2009 E, RB	6.38%	12/01/2038	1,500	1,624,217

Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	1,512,667

Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,083,051

Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,232,576

Series 2019 A, RB	5.00%	12/01/2044	7,750	8,029,688

Series 2020 B, RB	5.00%	12/01/2045	5,000	5,294,328

Series 2021 A, RB	4.00%	12/01/2050	2,000	1,832,752

Series 2021 B, RB	4.00%	12/01/2051	8,500	7,768,195

Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,372,429

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;

Series 2017 15, Ref. RB	5.00%	08/01/2036	$1,000	$ 1,031,089

Series 2017 A, RB	5.00%	10/01/2047	10,000	10,193,676

Series 2021 C, RB	5.00%	10/01/2046	5,000	5,296,618

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,203,393

Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,016,406

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,054,536
Reading School District;

Series 2017, Ref. GO Bonds (INS - AGM)(e)	5.00%	03/01/2035	280	288,584

Series 2017, Ref. GO Bonds (INS - AGM)(e)	5.00%	03/01/2036	255	262,392
Scranton School District;

Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2029	1,000	1,038,450

Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2030	1,305	1,354,549

Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2032	890	928,177

Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2033	710	739,693

				159,907,669

Puerto Rico–4.32%

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(g)	5.50%	08/01/2031	5,615	0

GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	195	181,972

PRHTA Custodial Trust; Series 2022 I, RB(c)	5.00%	12/06/2049	13	3,197
PRIFA Custodial Trust;

Series 2005 A, RB(h)	0.00%	03/15/2049	731	508,980

Series 2005 A, RB(h)	0.00%	03/15/2049	645	456,595

Series 2022, RB(h)	0.00%	03/15/2049	6,997	2,939,747

Series 2022, RB(h)	0.00%	03/15/2049	6,362	2,815,268
Puerto Rico (Commonwealth of);

Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	595	593,109

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	3,120,061

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,066	4,101,332

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,213,047

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,963	4,266,185

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,291,485

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,650,505

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,223,654

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,732,386

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	7,171,472

Subseries 2022, RN(h)	0.00%	11/01/2043	17,140	10,648,023

Subseries 2022, RN(h)	0.00%	11/01/2051	44	22,617

Subseries 2022, RN(h)	0.00%	11/01/2051	2,021	1,275,491
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2005 RR, RB (INS - NATL)(e)	5.00%	07/01/2024	260	260,032

Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	4,000	4,001,351

Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2025	1,690	1,681,308

Series 2008 WW, RB(c)	5.25%	07/01/2025	1,985	526,025

Series 2010 AAA, RB(c)	5.25%	07/01/2028	2,830	749,950

Series 2010 CCC, RB(c)	5.00%	07/01/2028	2,500	662,500

Series 2010 XX, RB(c)	5.25%	07/01/2040	1,670	442,550

Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2025	405	107,325
Puerto Rico Sales Tax Financing Corp.;

Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	11,041,478

Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	7,511,374

Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,791,130

Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,401,427

Series 2019 A-2, RB	4.54%	07/01/2053	387	371,646

Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,126,252

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
University of Puerto Rico;

Series 2006 P, Ref. RB	5.00%	06/01/2026	$1,305	$ 1,287,533

Series 2006 P, Ref. RB	5.00%	06/01/2030	900	870,586

Series 2006 Q, RB	5.00%	06/01/2036	150	142,718

				105,190,311

Rhode Island–0.28%

Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(c)(l)	7.25%	07/15/2035	4,915	1,966,000

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,033

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,717,832

				6,703,865

South Carolina–0.76%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);

Series 2024, RB	5.50%	11/01/2049	2,500	2,740,845

Series 2024, RB	5.50%	11/01/2054	10,370	11,268,653

University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,601,634

				18,611,132

Tennessee–1.07%

Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	214,235
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);

Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,064,922

Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,092,899

Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,082,240

Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(e)	5.50%	07/01/2054	1,250	1,341,240

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	201,049

Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,200,022
Tennessee Energy Acquisition Corp.;

Series 2006 C, RB	5.00%	02/01/2027	5,665	5,701,603

Series 2021 A, RB(b)	5.00%	11/01/2031	5,000	5,243,894

				26,142,104

Texas–10.05%

Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(e)	4.50%	08/15/2033	5	5,000

Aldine Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	10,150	9,486,701

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	876,950

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,404,848

Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	5,000	4,590,899
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);

Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,663,110

Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,663,110

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,081,468

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	10,935,278

Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	5,000	4,643,629

Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,243,292

Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(e)	5.25%	10/01/2048	10,750	11,408,171

Harris (County of), TX Flood Control District; Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,743,530

Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	5,365	5,153,711

Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	6,280	6,842,559

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	6,500	6,480,571

Houston (City of), TX; Series 2020 C, Ref. RB	4.00%	11/15/2043	10,000	9,651,740

Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	10,124,820

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,171,217
Lamar Consolidated Independent School District;

Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10,700	10,994,070

Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,991,532

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	$3,235	$ 3,589,079

Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,601,517
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);

Series 2019, RB(f)	5.00%	08/15/2039	425	417,425

Series 2019, RB(f)	5.00%	08/15/2049	150	139,826

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB	5.00%	07/01/2031	140	95,900
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);

Series 2016, RB	5.00%	07/01/2046	700	479,500

Series 2016, RB	5.00%	07/01/2051	600	411,000

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	363,086
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);

Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2048	250	249,264

Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2058	850	833,521

New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,021,889

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(e)	5.00%	01/01/2043	10,000	10,186,313

Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,100,809

Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,699,751

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	5,000	5,473,109

Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,669,607

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	6,972,218
Texas (State of) Water Development Board (Master Trust);

Series 2021, RB	4.00%	10/15/2051	10,000	9,240,199

Series 2022, RB	5.00%	10/15/2047	16,350	17,373,329
Texas Municipal Gas Acquisition & Supply Corp. III;

Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,573,688

Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,166,304

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	5,913,559

				244,727,099

Utah–0.50%

Black Desert Public Infrastructure District; Series 2024, RB(f)	5.63%	12/01/2053	5,000	5,097,476

Emery (County of), UT (Pacificorp); Series 1994, Ref. VRD PCR (LOC - Canadian Imperial Bank of Commerce)(k)(m)	3.50%	11/01/2024	5,240	5,240,000

Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	732,838

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	1,027,423

				12,097,737

Virgin Islands–0.06%

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(e)	5.00%	10/01/2032	1,400	1,413,057

Virginia–0.30%

Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(c)(g)	6.75%	03/01/2034	302	190,260

Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,343,831

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	730,286

				7,264,377

Washington–0.72%

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	35	34,999

King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(k)	2.10%	01/01/2046	600	600,000

Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2048	5,000	5,338,825

Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,171	1,113,773

Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,059,061

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	$2,250	$ 2,279,716

				17,426,374

West Virginia–0.49%

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2018 E, Ref. VRD RB(k)	3.97%	06/01/2033	12,050	12,050,000

Wisconsin–1.51%

Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(e)(h)	0.00%	12/15/2055	23,575	4,875,645

Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	19,680,641

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,800,009
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);

Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2036	900	936,804

Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2054	1,275	1,282,387

Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2058	1,400	1,408,112
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);

Series 2012 A, RB	5.75%	07/15/2032	320	320,218

Series 2012 A, RB	6.00%	07/15/2042	350	350,209

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	302,950
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);

Series 2019 A, RB(f)	5.38%	06/01/2044	535	460,154

Series 2019 A, RB(f)	5.50%	06/01/2054	540	453,650

				36,870,779

TOTAL INVESTMENTS IN SECURITIES(n)-101.77% (Cost $2,541,540,420)				2,477,419,456

FLOATING RATE NOTE OBLIGATIONS–(2.54)%

Notes with interest and fee rates ranging from 3.88% to 3.93% at 05/31/2024 and contractual maturities of collateral ranging from 11/15/2034 to 06/01/2050(o)				(61,750,000)

OTHER ASSETS LESS LIABILITIES–0.77%				18,693,153

NET ASSETS–100.00%				$2,434,362,609

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
NCCU	– North Carolina Central University
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $19,378,500, which represented less than 1% of the Fund’s Net Assets.

(d)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $60,466,833, which represented 2.48% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.

(l)	Restricted security. The aggregate value of these securities at May 31, 2024 was $2,954,917, which represented less than 1% of the Fund’s Net Assets.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $110,624,582 are held by TOB Trusts and serve as collateral for the $61,750,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,461,993,066	$15,426,390	$2,477,419,456

Other Investments - Assets

Investments Matured	–	2,330,812	2,518,071	4,848,883

Total Investments	$–	$2,464,323,878	$17,944,461	$2,482,268,339

Invesco AMT-Free Municipal Income Fund